UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-04611

Exact name of registrant as specified in charter:	Aberdeen Asia-Pacific Income Fund, Inc.

Address of principal executive offices:	1735 Market Street, 32nd Floor
Philadelphia, PA 19103

Name and address of agent for service:	Ms. Andrea Melia
Aberdeen Asset Management Inc.
1735 Market Street 32nd Floor
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	800-522-5465

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2015

Item 1. Schedule of Investments – The Schedule of Investments for the three-month period ended July 31, 2015 is filed herewith.

Portfolio of Investments (unaudited)

As of July 31, 2015

Principal Amount (000)		Description	Value (US$)
CORPORATE BONDS - 65.0%
AUSTRALIA - 6.8%
AUD	3,000	AAI Ltd., 6.75%, 10/06/2016(a)(b)	$2,250,784
AUD	2,500	APT Pipelines Ltd., 7.75%, 07/22/2020	2,137,644
AUD	10,900	BHP Billiton Finance Ltd., 3.75%, 10/18/2017	8,100,447
AUD	8,200	Coca-Cola Amatil Ltd., 4.25%, 11/13/2019	6,237,556
AUD	5,300	DnB NOR Boligkreditt, 6.25%, 06/08/2016	3,991,688
AUD	5,000	KfW, 6.00%, 08/20/2020(c)	4,205,564
AUD	10,600	KfW, 6.25%, 02/23/2018(c)	8,496,609
AUD	10,500	KfW, 6.25%, 12/04/2019(c)	8,803,578
AUD	15,000	KfW, 6.25%, 05/19/2021(c)	12,921,804
AUD	9,788	Kommunalbanken AS, 6.50%, 04/12/2021	8,475,407
AUD	10,000	Landwirtschaftliche Rentenbank, 4.75%, 04/08/2024(c)	8,086,856
AUD	2,900	National Capital Trust III, 3.10%, 09/30/2016(a)(b)(d)	2,092,198
AUD	2,500	National Wealth Management Holdings Ltd., 6.75%, 06/16/2016(a)(b)	1,869,477
AUD	4,800	New Zealand Milk Australia Pty Ltd., 6.25%, 07/11/2016	3,621,079
AUD	4,300	Novion Property Group, 7.25%, 05/02/2016	3,247,466
AUD	4,800	RWH Finance Pty Ltd., 6.20%, 03/26/2017(a)(b)(e)	3,474,912
AUD	6,000	SPI Australia Assets Pty Ltd., 7.00%, 08/12/2015	4,391,576
AUD	2,000	Telstra Corp. Ltd., 8.75%, 01/15/2020	1,802,934
AUD	4,000	Westpac Banking Corp., 7.25%, 11/18/2016	3,103,174
AUD	3,600	Woolworths Ltd., 6.75%, 03/22/2016	2,698,810

			100,009,563

CANADA - 0.8%
USD	12,160	CNOOC Nexen Finance 2014 ULC, 4.25%, 04/30/2024	12,423,678

CHINA - 15.5%
USD	2,000	Agile Property Holdings Ltd., 9.00%, 05/21/2020	2,010,694
CNH	11,250	China Development Bank Corp., 3.60%, 11/13/2018	1,806,236
USD	4,400	China Hongqiao Group Ltd., 7.63%, 06/26/2017(f)	4,409,645
USD	8,450	China Overseas Finance Cayman Island II Ltd., 5.50%, 11/10/2020(f)	9,146,998
USD	4,955	China Resources Gas Group Ltd., 4.50%, 04/05/2022(f)	5,168,223
USD	9,550	CIFI Holdings Group Co. Ltd., 12.25%, 04/15/2016(b)(f)	10,385,625
USD	7,500	CNOOC Curtis Funding No 1 Pty Ltd., 4.50%, 10/03/2023(f)	7,895,490
USD	12,670	Country Garden Holdings Co. Ltd., 7.25%, 10/04/2017(b)(f)	12,908,196
USD	4,348	CRCC Yuxiang Ltd., 3.50%, 05/16/2023(f)	4,245,383
USD	15,143	ENN Energy Holdings Ltd., 6.00%, 05/13/2021(f)	16,642,566
USD	13,200	Franshion Investment Ltd., 4.70%, 10/26/2017(f)	13,563,000
USD	5,876	Future Land Development Holdings Ltd., 10.25%, 07/21/2017(b)(f)	6,104,141
USD	8,800	Green Dragon Gas Ltd., 10.00%, 11/20/2015(b)(e)(f)	8,580,000
USD	5,745	Greenland Global Investment Ltd., 5.88%, 07/03/2024(f)	5,736,802
USD	8,629	Greenland Hong Kong Holdings Ltd., 4.75%, 10/18/2016(f)	8,672,145
USD	11,812	Industrial & Commercial Bank of China Ltd., 3.23%, 11/13/2019	11,959,874
USD	3,674	Kunlun Energy Co. Ltd., 3.75%, 05/13/2025(f)	3,575,831
USD	2,000	KWG Property Holding Ltd., 8.98%, 01/14/2017(b)(f)	2,039,728
USD	2,000	Logan Property Holdings Co. Ltd., 11.25%, 06/04/2017(b)(f)	2,074,390
USD	14,434	Semiconductor Manufacturing International Corp., 4.13%, 10/07/2019(f)	14,505,030
USD	10,200	Sinopec Capital 2013 Ltd., 144A, 3.13%, 04/24/2023(f)	9,813,349
USD	7,935	Sinopec Capital 2013 Ltd., REG S, 3.13%, 04/24/2023(f)	7,634,208
USD	1,600	Sinopec Group Overseas Development 2012 Ltd., 3.90%, 05/17/2022(f)	1,639,477
USD	4,400	Sinopec Group Overseas Development 2013 Ltd., 4.38%, 10/17/2023(f)	4,592,051
USD	6,312	Tingyi Cayman Islands Holding Corp., 3.88%, 06/20/2017(f)	6,475,481
USD	12,884	Trillion Chance Ltd., 8.50%, 01/10/2017(b)(f)	12,607,625
USD	20,800	Wanda Properties International Co. Ltd., 7.25%, 01/29/2024(f)	22,819,472
USD	4,852	Yingde Gases Investment Ltd., 144A, 8.13%, 04/22/2016(b)(f)	4,536,620

See Notes to Portfolio of Investments.

Aberdeen Asia Pacific Income Fund, Inc.

Portfolio of Investments (unaudited) (continued)

As of July 13, 2015

Principal Amount (000)		Description	Value (US$)
USD	5,313	Yingde Gases Investment Ltd., REG S, 8.13%, 04/22/2016(b)(f)	$4,967,655

			226,515,935

HONG KONG - 9.1%
USD	10,103	Champion MTN Ltd., 3.75%, 01/17/2023(f)	9,799,870
USD	5,400	CNPC General Capital Ltd., 2.75%, 05/14/2019(f)	5,408,159
USD	8,350	CNPC General Capital Ltd., 3.40%, 04/16/2023(f)	8,159,486
USD	17,000	HLP Finance Ltd., 4.75%, 06/25/2022(f)	17,695,725
USD	1,600	Hong Kong Land Finance Cayman Islands Co. Ltd., 4.50%, 06/01/2022	1,715,019
USD	5,608	HPHT Finance 15 Ltd., 2.88%, 03/17/2020(f)	5,574,790
USD	9,500	Hutchison Whampoa Finance CI Ltd., 7.50%, 08/01/2027(f)	12,584,878
USD	4,417	Hutchison Whampoa International Ltd., 1.63%, 10/31/2017f)	4,401,982
USD	1,600	Hutchison Whampoa International Ltd., 4.63%, 09/11/2015(f)	1,606,147
USD	2,880	Hutchison Whampoa International Ltd., 7.45%, 11/24/2033(f)	3,974,924
USD	3,973	Hutchison Whampoa International Ltd., 7.63%, 04/09/2019(f)	4,687,540
USD	8,382	LS Finance 2022 Ltd., 4.25%, 10/16/2022(f)	8,413,508
USD	1,250	Shimao Property Holdings Ltd., 6.63%, 01/14/2017(b)(f)	1,281,250
USD	7,758	Shimao Property Holdings Ltd., 8.13%, 01/22/2018(b)(f)	8,145,900
USD	18,192	Standard Chartered PLC, 3.95%, 01/11/2023(f)	17,922,613
USD	5,545	Standard Chartered PLC, 144A, 3.95%, 01/11/2023(f)	5,462,890
USD	1,800	Swire Pacific MTN Financing Ltd., 6.25%, 04/18/2018	1,990,699
USD	2,440	Swire Properties MTN Financing Ltd., 2.75%, 03/07/2020(f)	2,461,389
USD	11,300	Swire Properties MTN Financing Ltd., 4.38%, 06/18/2022(f)	12,002,713

			133,289,482

INDIA - 8.6%
USD	8,666	ABJA Investment Co. Pte Ltd., 5.95%, 07/31/2024(f)	8,536,010
USD	2,799	Axis Bank Ltd, 5.13%, 09/05/2017(f)	2,958,325
INR	300,000	Axis Bank Ltd., 8.85%, 12/05/2024	4,756,102
USD	2,900	Bank of Baroda, 4.88%, 07/23/2019(f)	3,097,751
USD	3,050	Bank of Baroda, 5.00%, 08/24/2016(f)	3,148,134
USD	3,800	Bharti Airtel International Netherlands BV, 5.13%, 03/11/2023(f)	4,057,526
INR	100,000	Export-Import Bank of India, 8.87%, 10/30/2029	1,629,422
USD	6,487	GCX Ltd., 7.00%, 08/01/2016(b)(f)	6,552,078
USD	7,000	HDFC Bank Ltd., 3.00%, 03/06/2018(f)	7,084,350
USD	7,909	ICICI Bank Ltd., 3.50%, 03/18/2020(f)	8,029,454
USD	3,515	ICICI Bank Ltd., 4.80%, 05/22/2019(f)	3,755,053
INR	250,000	ICICI Bank Ltd., 9.15%, 08/06/2024	4,111,937
INR	250,000	Indian Railway Finance Corp. Ltd., 8.83%, 03/25/2023	4,015,779
USD	4,400	NTPC Ltd., 4.75%, 10/03/2022(f)	4,627,022
INR	200,000	NTPC Ltd., 8.49%, 03/25/2025	3,194,101
INR	100,000	NTPC Ltd., 8.73%, 03/07/2023	1,589,600
INR	100,000	NTPC Ltd., 9.17%, 09/22/2024	1,630,829
USD	11,954	ONGC Videsh Ltd., 4.63%, 07/15/2024(f)	12,300,092
INR	250,000	Power Finance Corp. Ltd., 8.39%, 04/19/2025	3,876,045
INR	400,000	Power Finance Corp. Ltd., 8.65%, 12/28/2024	6,255,734
INR	200,000	Power Grid Corp. of India Ltd., 8.20%, 01/23/2025	3,077,457
INR	200,000	Power Grid Corp. of India Ltd., 8.93%, 10/20/2022	3,210,265
INR	300,000	Power Grid Corp. of India Ltd., 9.30%, 09/04/2024	4,940,664
INR	200,000	Rural Electrification Corp. Ltd., 8.44%, 12/04/2021	3,119,451
INR	150,000	Rural Electrification Corp. Ltd., 9.34%, 08/25/2024	2,460,373
INR	270,000	Rural Electrification Corp. Ltd., 9.35%, 06/15/2022	4,399,186
USD	4,800	State Bank of India, 3.62%, 04/17/2019(f)	4,927,920
INR	150,000	Steel Authority of India Ltd., 9.00%, 10/14/2024	2,430,562

See Notes to Portfolio of Investments.

Aberdeen Asia Pacific Income Fund, Inc.

Portfolio of Investments (unaudited) (continued)

As of July 13, 2015

Principal Amount (000)		Description	Value (US$)
INR	100,000	Tata Motors Ltd., 9.73%, 10/01/2020	$1,611,740

			125,382,962

INDONESIA - 4.1%
IDR	24,000,000	Bank OCBC Nisp Tbk PT, 9.40%, 02/10/2017	1,762,689
USD	7,600	Indo Energy Finance BV, 7.00%, 08/31/2015(b)(f)	5,852,000
USD	1,200	Jababeka International BV, 7.50%, 09/24/2017(b)(f)	1,176,098
IDR	30,000,000	Lembaga Pembiayaan Ekspor Indonesia, 9.50%, 03/13/2020	2,201,072
USD	3,150	Majapahit Holding BV, 7.88%, 06/29/2037(f)	3,622,500
USD	8,900	Majapahit Holding BV, 8.00%, 08/07/2019(f)	10,290,625
USD	8,888	Pertamina Persero PT, 5.63%, 05/20/2043(f)	7,788,554
USD	11,900	Pertamina Persero PT, 6.00%, 05/03/2042(f)	10,933,720
USD	7,600	Pertamina Persero PT, 6.45%, 05/30/2044(f)	7,391,000
USD	4,600	Perusahaan Listrik Negara PT, 5.25%, 10/24/2042(f)	3,979,000
USD	6,009	Perusahaan Listrik Negara PT, 5.25%, 10/24/2042(f)	5,197,785

			60,195,043

MALAYSIA - 2.5%
USD	11,700	AMBB Capital (L) Ltd., 6.77%, 01/27/2016(a)(b)(d)	11,695,259
USD	900	Petroliam Nasional Bhd, 7.63%, 10/15/2026(f)	1,200,383
USD	50	Petronas Capital Ltd., 5.25%, 08/12/2019(f)	55,354
USD	6,791	Petronas Capital Ltd., 7.88%, 05/22/2022(f)	8,652,569
USD	2,650	Public Bank Bhd, 6.84%, 08/22/2016(a)(b)	2,689,642
USD	11,550	SBB Capital Corp., 6.62%, 11/02/2015(a)(b)(d)(f)	11,578,644

			35,871,851

PHILIPPINES - 2.0%
USD	3,700	Energy Development Corp., 6.50%, 01/20/2021(f)	4,088,500
USD	3,072	Philippine Long Distance Telephone Co., 8.35%, 03/06/2017	3,348,480
USD	16,534	Power Sector Assets & Liabilities Management Corp., 7.39%, 12/02/2024(c)(f)	21,742,210

			29,179,190

REPUBLIC OF SOUTH KOREA - 3.7%
USD	7,218	Doosan Heavy Industries & Construction Co. Ltd., 2.13%, 04/27/2020(f)	7,121,077
USD	4,552	Hyundai Capital Services, Inc., 2.63%, 09/29/2020(f)	4,545,318
USD	4,211	Korea Exchange Bank, 2.50%, 06/12/2019(f)	4,212,192
USD	2,050	Korea Expressway Corp., 1.88%, 10/22/2017(f)	2,056,420
USD	1,400	Korea Gas Corp., 2.88%, 07/29/2018(f)	1,435,115
USD	4,000	Korea Hydro & Nuclear Power Co. Ltd., 2.88%, 10/02/2018(f)	4,096,648
USD	10,858	Korea Hydro & Nuclear Power Co. Ltd., 3.00%, 09/19/2022(f)	10,826,544
USD	6,305	Korea Hydro & Nuclear Power Co. Ltd., 3.25%, 06/15/2025(f)	6,288,210
USD	3,000	Korea South-East Power Co. Ltd., 3.63%, 01/29/2017(f)	3,077,526
USD	6,390	Minera y Metalergica del Boleo SA de CV, 2.88%, 05/07/2019(f)	6,451,210
USD	4,200	Shinhan Bank, 1.88%, 07/30/2018(f)	4,176,429

			54,286,689

SINGAPORE - 1.9%
SGD	2,750	CapitaMalls Asia Treasury Ltd., 3.95%, 08/24/2017	2,067,457
USD	8,900	Oversea-Chinese Banking Corp. Ltd., 3.15%, 03/11/2018(a)(b)(f)	9,016,207
USD	7,450	Oversea-Chinese Banking Corp. Ltd., 3.75%, 11/15/2017(a)(b)(f)	7,659,345
USD	4,000	United Overseas Bank Ltd., 2.88%, 10/17/2017(a)(b)(f)	4,049,600
USD	4,400	United Overseas Bank Ltd., 3.75%, 09/19/2019(a)(b)(f)	4,495,172

			27,287,781

SRI LANKA - 0.2%
USD	3,300	Bank of Ceylon, 5.33%, 04/16/2018(f)	3,324,750

See Notes to Portfolio of Investments.

Aberdeen Asia Pacific Income Fund, Inc.

Portfolio of Investments (unaudited) (continued)

As of July 13, 2015

Principal Amount (000)		Description	Value (US$)
SUPRANATIONAL - 5.3%
AUD	14,000	Asian Development Bank, 5.00%, 03/09/2022	$11,487,695
AUD	13,800	Asian Development Bank, 5.50%, 02/15/2016	10,264,539
AUD	16,800	Asian Development Bank, 6.25%, 03/05/2020	14,203,121
AUD	10,000	Inter-American Development Bank, 6.00%, 05/25/2016	7,532,511
AUD	11,200	Inter-American Development Bank, 6.50%, 08/20/2019	9,433,119
AUD	10,000	International Bank for Reconstruction & Development, 4.25%, 06/24/2025	7,894,850
AUD	8,900	International Bank for Reconstruction & Development, 5.75%, 10/21/2019	7,339,257
AUD	10,300	International Bank for Reconstruction & Development, 6.00%, 11/09/2016	7,887,078
AUD	2,600	International Finance Corp., 5.75%, 07/28/2020	2,172,008

			78,214,178

THAILAND - 4.0%
USD	2,400	Bangkok Bank PCL, 4.80%, 10/18/2020(f)	2,619,624
USD	4,200	Bangkok Bank PCL, 5.00%, 10/03/2023(f)	4,611,373
USD	4,800	Bangkok Bank PCL, 9.03%, 03/15/2029(f)	6,700,387
USD	17,170	Krung Thai Bank PCL, 5.20%, 12/26/2019(a)(b)(f)	17,631,856
USD	9,440	PTT Global Chemical PCL, 4.25%, 09/19/2022(f)	9,712,448
USD	4,330	PTT Global Chemical PCL, 144A, 4.25%, 09/19/2022(f)	4,454,968
USD	3,295	PTTEP Canada International Finance Ltd., 5.69%, 04/05/2021(f)	3,673,579
USD	4,500	Siam Commercial Bank Ltd., 3.38%, 09/19/2017(f)	4,623,962
USD	4,002	Siam Commercial Bank PCL, 3.50%, 04/07/2019(f)	4,102,906

			58,131,103

UNITED KINGDOM - 0.5%
USD	7,924	HSBC Holdings PLC, 6.38%, 03/30/2025(a)(b)(d)(g)	7,959,658

Total Corporate Bonds - 65.0% (cost $986,758,333)			952,071,863

GOVERNMENT BONDS - 68.8%
AUSTRALIA - 38.6%
AUD	34,700	Australia Government Bond, 3.25%, 04/21/2025(f)	26,393,989
AUD	30,300	Australia Government Bond, 3.25%, 04/21/2029(f)	22,565,043
AUD	105,300	Australia Government Bond, 3.75%, 04/21/2037(f)	81,234,637
AUD	76,500	Australia Government Bond, 4.50%, 04/21/2033(f)	65,379,487
AUD	41,700	Australia Government Bond, 4.75%, 10/21/2015	30,650,545
AUD	7,000	Australia Government Bond, 5.50%, 04/21/2023(f)	6,167,557
AUD	35,300	Australia Government Bond, 5.75%, 07/15/2022(f)	31,229,574
AUD	15,000	New South Wales Treasury Corp., 6.00%, 03/01/2022	13,174,628
AUD	5,950	Queensland Treasury Corp., 6.00%, 10/14/2015(c)(f)	4,383,597
AUD	27,100	Queensland Treasury Corp., 6.00%, 04/21/2016(f)	20,361,007
AUD	22,850	Queensland Treasury Corp., 6.00%, 02/21/2018(f)	18,287,960
AUD	31,190	Queensland Treasury Corp., 6.00%, 06/14/2021(c)(f)	27,133,426
AUD	47,100	Queensland Treasury Corp., 6.25%, 06/14/2019(c)	39,584,666
AUD	24,330	Queensland Treasury Corp., 6.25%, 02/21/2020(f)	20,686,537
AUD	131,500	Treasury Corp. of Victoria, 5.75%, 11/15/2016	100,675,021
AUD	14,250	Treasury Corp. of Victoria, 6.00%, 06/15/2020	12,141,243
AUD	35,350	Treasury Corp. of Victoria, 6.00%, 10/17/2022	31,355,718
AUD	15,000	Western Australian Treasury Corp., 7.00%, 07/15/2021	13,535,802

			564,940,437

BANGLADESH - 0.3%
BDT	200,000	Bangladesh Treasury Bond, 11.23%, 01/15/2019	2,800,224
BDT	100,000	Bangladesh Treasury Bond, 11.78%, 08/14/2018	1,411,621

			4,211,845

See Notes to Portfolio of Investments.

Aberdeen Asia Pacific Income Fund, Inc.

Portfolio of Investments (unaudited) (continued)

As of July 13, 2015

Principal Amount (000)		Description	Value (US$)
CHINA - 4.8%
CNH	13,000	China Development Bank, 3.35%, 03/20/2017	$2,079,342
CNY	15,000	China Development Bank, 5.80%, 01/03/2016	2,458,549
CNY	50,000	China Government Bond, 3.28%, 08/05/2020(h)	8,066,324
CNY	10,000	China Government Bond, 3.36%, 05/24/2022(h)	1,600,768
CNY	70,000	China Government Bond, 3.41%, 06/24/2020(h)	11,366,813
CNY	20,000	China Government Bond, 3.46%, 07/11/2020(h)	3,253,864
CNY	8,000	China Government Bond, 3.55%, 10/20/2016(h)	1,305,588
CNY	2,000	China Government Bond, 3.57%, 11/17/2021(h)	325,210
CNY	30,000	China Government Bond, 3.60%, 02/17/2016(h)	4,865,018
CNY	10,000	China Government Bond, 3.64%, 04/09/2025(h)	1,629,367
CNY	4,000	China Government Bond, 3.77%, 08/15/2016(h)	653,365
CNY	20,000	China Government Bond, 3.83%, 01/27/2018(h)	3,299,045
CNY	60,000	China Government Bond, 4.08%, 08/22/2023(h)	10,062,138
CNY	30,000	China Government Bond, 4.10%, 09/27/2032(h)	5,054,317
CNY	18,000	China Government Bond, 4.13%, 11/07/2018(h)	3,001,133
CNY	20,000	China Government Bond, 4.13%, 09/18/2024(h)	3,380,434
CNH	13,000	Export-Import Bank of China, 3.25%, 01/17/2021	2,081,444
USD	5,531	Export-Import Bank of China, 3.63%, 07/31/2024(f)	5,646,720

			70,129,439

INDIA - 3.0%
INR	502,500	India Government Bond, 7.28%, 06/03/2019	7,680,934
INR	1,885,000	India Government Bond, 8.12%, 12/10/2020	29,551,703
INR	125,000	India Government Bond, 8.30%, 07/02/2040	1,986,846
INR	16,000	India Government Bond, 8.33%, 06/07/2036	255,021
INR	83,000	India Government Bond, 8.40%, 07/28/2024	1,322,893
INR	150,000	India Government Bond, 8.83%, 12/12/2041	2,517,530
INR	8,480	India Government Bond, 9.20%, 09/30/2030	145,439

			43,460,366

INDONESIA - 3.8%
USD	7,989	Indonesia Government International Bond, 3.38%, 04/15/2023(f)	7,579,564
USD	6,064	Indonesia Government International Bond, 4.63%, 04/15/2043(f)	5,487,920
USD	3,500	Indonesia Government International Bond, 5.25%, 01/17/2042(f)	3,412,500
USD	6,900	Indonesia Government International Bond, 6.63%, 02/17/2037(f)	7,771,125
IDR	47,000,000	Indonesia Treasury Bond, 8.25%, 06/15/2032	3,291,998
IDR	214,000,000	Indonesia Treasury Bond, 8.38%, 03/15/2024	15,582,332
IDR	40,400,000	Indonesia Treasury Bond, 8.38%, 03/15/2034	2,856,596
IDR	30,000,000	Indonesia Treasury Bond, 9.00%, 03/15/2029	2,256,515
IDR	21,000,000	Indonesia Treasury Bond, 9.50%, 07/15/2031	1,642,975
USD	2,050	Perusahaan Penerbit SBSN, 4.00%, 11/21/2018(f)	2,139,687
USD	3,981	Perusahaan Penerbit SBSN, 4.35%, 09/10/2024(f)	3,916,309

			55,937,521

NEW ZEALAND - 0.1%
NZD	1,500	Province of Quebec, 6.75%, 11/09/2015	998,860

PHILIPPINES - 3.2%
PHP	347,040	Philippine Government Bond, 5.75%, 11/24/2021	8,298,593
PHP	544	Philippine Government Bond, 6.38%, 01/19/2022	13,626
PHP	331,030	Philippine Government Bond, 9.13%, 09/04/2016	7,780,077
PHP	851,000	Philippine Government International Bond, 3.63%, 03/21/2033	17,427,274
USD	7,050	Philippine Government International Bond, 7.75%, 01/14/2031	10,266,562

See Notes to Portfolio of Investments.

Aberdeen Asia Pacific Income Fund, Inc.

Portfolio of Investments (unaudited) (continued)

As of July 13, 2015

Principal Amount (000)		Description	Value (US$)
USD	2,970	Philippine Government International Bond, 9.88%, 01/15/2019	$3,747,353

			47,533,485

REPUBLIC OF SOUTH KOREA - 6.5%
USD	12,500	Export-Import Bank of Korea, 2.63%, 12/30/2020	12,585,950
USD	5,600	Korea Land & Housing Corp., 1.88%, 08/02/2017(f)	5,612,886
KRW	1,000,000	Korea Treasury Bond, 2.75%, 09/10/2017	872,938
KRW	46,000,000	Korea Treasury Bond, 3.00%, 09/10/2024	41,186,265
KRW	10,500,000	Korea Treasury Bond, 3.25%, 09/10/2018	9,359,864
KRW	10,300,000	Korea Treasury Bond, 3.38%, 09/10/2023	9,465,428
KRW	12,000,000	Korea Treasury Bond, 3.50%, 03/10/2024	11,140,900
KRW	3,300,000	Korea Treasury Bond, 3.75%, 06/10/2022	3,088,116
KRW	1,500,000	Korea Treasury Bond, 3.75%, 12/10/2033	1,491,705
KRW	1,000,000	Korea Treasury Bond, 4.25%, 06/10/2021	952,046

			95,756,098

SINGAPORE - 2.8%
SGD	3,000	Housing & Development Board, 1.01%, 09/19/2016	2,177,711
SGD	3,000	Housing & Development Board, 1.83%, 11/21/2018(f)	2,171,623
SGD	750	Housing & Development Board, 2.02%, 02/22/2016	549,130
SGD	2,000	Housing & Development Board, 3.14%, 03/18/2021	1,502,899
SGD	10,000	Singapore Government Bond, 0.50%, 04/01/2018	7,158,217
SGD	20,000	Singapore Government Bond, 3.00%, 09/01/2024	15,089,113
SGD	15,490	Singapore Government Bond, 3.50%, 03/01/2027	12,115,589

			40,764,282

SRI LANKA - 2.4%
USD	9,754	Sri Lanka Government Bonds, 6.13%, 06/03/2025(f)	9,583,305
LKR	90,000	Sri Lanka Government Bonds, 8.00%, 09/01/2016	681,264
LKR	151,000	Sri Lanka Government Bonds, 8.00%, 11/15/2018	1,130,429
LKR	724,600	Sri Lanka Government Bonds, 8.50%, 11/01/2015	5,442,700
LKR	230,000	Sri Lanka Government Bonds, 8.50%, 04/01/2018	1,753,835
LKR	388,000	Sri Lanka Government Bonds, 8.50%, 07/15/2018	2,944,519
LKR	293,000	Sri Lanka Government Bonds, 8.75%, 05/15/2017	2,248,086
LKR	550,000	Sri Lanka Government Bonds, 11.20%, 07/01/2022	4,503,184
LKR	820,000	Sri Lanka Government Bonds, 11.40%, 01/01/2024	6,745,956

			35,033,278

THAILAND - 3.3%
THB	250,000	Thailand Government Bond, 3.58%, 12/17/2027	7,369,038
THB	535,000	Thailand Government Bond, 3.63%, 06/16/2023	16,105,405
THB	480,000	Thailand Government Bond, 3.85%, 12/12/2025	14,836,596
THB	300,000	Thailand Government Bond, 4.26%, 12/12/2037(f)	9,295,404

			47,606,443

Total Government Bonds - 68.8% (cost $1,144,724,231)			1,006,372,054

SHORT-TERM INVESTMENT - 2.3%
UNITED STATES - 2.3%
USD	32,927	Repurchase Agreement, Fixed Income Clearing Corp., 0.00% dated 07/31/2015, due 08/03/2015 in the amount of $32,927,000 (collateralized by $28,865,000 U.S. Treasury Obligations, maturing 06/30/2022 - 11/15/2043; value of $33,597,513)	32,927,000

Total Short-Term Investment - 2.3% (cost $32,927,000)			32,927,000

Total Investments - 136.1% (cost $2,164,409,564)			$1,991,370,917

Other Assets & Liabilities			72,016,697
Long Term Debt Securities			(550,000,000)
Mandatory Redeemable Preferred Stock at Liquidation Value			(50,000,000)

Net Assets - 100.0%			$1,463,387,614

See Notes to Portfolio of Investments.

Aberdeen Asia Pacific Income Fund, Inc.

Portfolio of Investments (unaudited) (continued)

As of July 13, 2015

AUD	-	Australian Dollar

BDT	-	Bangladesh Taka

CNH	-	Chinese Yuan Renminbi Offshore

CNY	-	Chinese Yuan Renminbi

IDR	-	Indonesian Rupiah

INR	-	Indian Rupee

KRW	-	South Korean Won

LKR	-	Sri Lanka Rupee

MYR	-	Malaysian Ringgit

NZD	-	New Zealand Dollar

PHP	-	Philippine Peso

SGD	-	Singapore Dollar

THB	-	Thai Baht

USD	-	U.S. Dollar

(a)	Indicates a variable rate security. The maturity date presented for these instruments is the later of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at July 31, 2015.

(b)	The maturity date presented for these instruments represents the next call/put date.

(c)	This security is government guaranteed.

(d)	Perpetual bond. This is a bond that has no maturity date, is redeemable and pays a steady stream of interest indefinitely.

(e)	Illiquid security.

(f)	Denotes a restricted security.

(g)	Variable or Floating Rate Security. Rate disclosed is as of July 31, 2015.

(h)	China A-Shares. These shares are issued in local currency, traded in the local stock markets and are held through a qualified foreign institutional investor license.

At July 31, 2015, the Fund held the following futures contracts:

Futures Contracts	Counterparty	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation/ (Depreciation)
United States Treasury Note 6%-2 year	UBS	493	09/30/2015	$183,577
United States Treasury Note 6%-5 year	UBS	(40)	09/30/2015	(24,468)
United States Treasury Note 6%-10 year	UBS	(682)	09/21/2015	(695,342)
United States Treasury Note 6%-30 year	UBS	69	09/21/2015	214,911

				$(321,322)

At July 31, 2015, the Fund’s open forward foreign currency exchange contracts were as follows:

Purchase Contracts Settlement Date*	Counterparty	Amount Purchased		Amount Sold		Fair Value	Unrealized Appreciation/ (Depreciation)
Indian Rupee/United States Dollar
08/05/2015	Goldman Sachs	INR	6,810,037,500	USD	105,000,000	$106,192,933	$1,192,933
Malaysian Ringgit/United States Dollar
08/21/2015	Standard Chartered Bank	MYR	213,204,980	USD	56,100,000	55,671,094	(428,906)
Philippine Peso/United States Dollar
09/23/2015	State Street	PHP	626,009,400	USD	13,800,000	13,649,180	(150,820)
Singapore Dollar/United States Dollar
08/25/2015	Standard Chartered Bank	SGD	8,095,200	USD	6,000,000	$5,897,784	$(102,216)
08/25/2015	State Street	SGD	20,104,751	USD	14,900,000	14,647,381	(252,619)

See Notes to Portfolio of Investments.

Aberdeen Asia Pacific Income Fund, Inc.

Portfolio of Investments (unaudited) (continued)

As of July 13, 2015

Purchase Contracts Settlement Date*	Counterparty	Amount Purchased		Amount Sold		Fair Value	Unrealized Appreciation/ (Depreciation)
South Korean Won/United States Dollar
08/21/2015	Goldman Sachs	KRW	11,469,900,000	USD	10,200,000	9,799,146	(400,854)
08/21/2015	State Street	KRW	13,206,994,000	USD	11,900,000	11,283,207	(616,793)
Thai Baht/United States Dollar
09/11/2015	Credit Suisse	THB	50,895,000	USD	1,500,000	1,448,908	(51,092)
09/11/2015	Goldman Sachs	THB	310,185,000	USD	9,000,000	8,830,525	(169,475)

						$227,420,158	$(979,842)

Sale Contracts Settlement Date*	Counterparty	Amount Purchased		Amount Sold		Fair Value	Unrealized Appreciation/ (Depreciation)
United States Dollar/Chinese Yuan Renminbi Offshore
11/09/2015	State Street	USD	6,400,000	CNH	40,111,900	$6,400,313	$(313)
United States Dollar/Indian Rupee
11/03/2015	Standard Chartered Bank	USD	65,100,000	INR	4,227,594,000	64,812,201	287,799
United States Dollar/Malaysian Ringgit
08/21/2015	Goldman Sachs	USD	4,714,000	MYR	17,717,569	4,626,329	87,671
08/21/2015	Standard Chartered Bank	USD	11,900,000	MYR	44,914,240	11,727,798	172,202
08/21/2015	State Street	USD	39,100,000	MYR	149,987,600	39,164,065	(64,065)
United States Dollar/Philippine Peso
09/23/2015	Standard Chartered Bank	USD	19,499,999	PHP	884,325,000	19,281,357	218,642
09/23/2015	State Street	USD	19,100,000	PHP	866,433,300	18,891,256	208,744
United States Dollar/Singapore Dollar
08/25/2015	Royal Bank of Canada	USD	11,600,000	SGD	15,623,534	11,382,576	217,424
08/25/2015	Standard Chartered Bank	USD	49,000,000	SGD	66,110,800	48,165,236	834,764
United States Dollar/South Korean Won
08/21/2015	Credit Suisse	USD	9,000,000	KRW	10,383,300,000	8,870,824	129,176
08/21/2015	State Street	USD	22,100,000	KRW	24,533,125,000	20,959,526	1,140,474
United States Dollar/Thai Baht
09/11/2015	Standard Chartered Bank	USD	27,600,000	THB	938,455,200	26,716,482	883,518

						$280,997,963	$4,116,036

*	Certain contracts with different trade dates and like characteristics have been shown net.

See Notes to Portfolio of Investments.

Aberdeen Asia Pacific Income Fund, Inc.

Portfolio of Investments (unaudited) (concluded)

As of July 13, 2015

At July 31, 2015, the Fund’s interest rate swaps were as follows:

Currency	Notional Amount	Expiration Date	Counterparty	Receive (Pay) Floating Rate	Floating Rate Index	Fixed Rate	Unrealized Appreciation/ (Depreciation)
USD	84,000,000	10/31/2016	Barclays Bank	Receive	3-month LIBOR Index	1.42%	$(1,133,379)
USD	66,000,000	11/01/2017	Barclays Bank	Receive	3-month LIBOR Index	0.84%	131,462

							$(1,001,917)

See Notes to Portfolio of Investments.

Aberdeen Asia Pacific Income Fund, Inc.

Notes to Portfolio of Investments (unaudited)

July 31, 2015

Summary of Significant Accounting Policies

a.	Security Valuation:

The Fund values its securities at current market value or fair value, consistent with regulatory requirements. “Fair Value” is defined in the Fund’s valuation and liquidity procedures as the price that could be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants without a compulsion to contract at the measurement date.

Long-term debt and other fixed-income securities are valued at the last quoted or evaluated bid price on the valuation date provided by an independent pricing service provider. If there are no current day bids, the security is valued at the previously applied bid. Short-term debt securities (such as commercial paper and U.S. treasury bills) having a remaining maturity of 60 days or less are valued at amortized cost, if it represents the best approximation of fair value. Debt and other fixed-income securities are generally determined to be Level 2 investments.

Derivatives are valued at fair value. Exchange traded derivatives are generally Level 1 investments and over-the-counter derivatives are generally Level 2 investments. Forward foreign currency contracts are generally valued based on the bid price of the forward rates and the current spot rate. Forward exchange rate quotations are available for scheduled settlement dates, such as 1-, 3-, 6-, 9- and 12-month periods. An interpolated valuation is derived based on the actual settlement dates of the forward contracts held. Futures contracts are valued at the settlement price or at the last bid price if no settlement price is available. Interest rate swaps are generally valued by an approved pricing agent based on the terms of the swap agreement (including future cash flows).

In the event that a security’s market quotations are not readily available or are deemed unreliable, the security is valued at fair value as determined by the Fund’s Pricing Committee, taking into account the relevant factors and surrounding circumstances using valuation policies and procedures approved by the Board of Directors of the Fund (the “Board”). A security that has been fair valued by the Pricing Committee may be classified as Level 2 or 3 depending on the nature of the inputs.

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“GAAP”), the Fund discloses the fair value of its investments using a three-level hierarchy that classifies the inputs to valuation techniques used to measure the fair value. The hierarchy assigns Level 1 measurements to valuations based upon unadjusted quoted prices in active markets for identical assets, Level 2 measurements to valuations based upon other significant observable inputs, including adjusted quoted prices in active markets for identical assets, and Level 3 measurements to valuations based upon unobservable inputs that are significant to the valuation. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, which are based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement.

The three-level hierarchy of inputs is summarized below:

Level 1 – quoted prices in active markets for identical investments;

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk); or

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Aberdeen Asia Pacific Income Fund, Inc.

Notes to Portfolio of Investments (unaudited) (continued)

July 31, 2015

A summary of standard inputs is listed below:

Security Type	Standard Inputs
Debt and other fixed-income securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, credit quality, yield, and maturity.
Forward foreign currency contracts	Forward exchange rate quotations.
Swap agreements	Market information pertaining to the underlying reference assets, i.e., credit spreads, credit event probabilities, fair values, forward rates, and volatility measures.

The following is a summary of the inputs used as of July 31, 2015 in valuing the Fund’s investments at fair value. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Please refer to the Portfolio of Investments for a detailed breakout of the security types:

	Level 1	Level 2	Level 3	Total

Investments, at Value
Fixed Income Investments
Corporate Bonds	—	943,491,863	8,580,000	952,071,863
Government Bonds	—	1,006,372,054	—	1,006,372,054

Total Fixed Income Investments	—	1,949,863,917	8,580,000	1,958,443,917

Short-Term Investment	—	32,927,000	—	32,927,000

Total Investments	$—	$1,982,790,917	$8,580,000	$1,991,370,917

Other Financial Instruments
Futures Contracts	398,488	—	—	398,488
Forward Foreign Currency Exchange Contracts	—	5,373,347	—	5,373,347
Interest Rate Swap Agreements	—	131,462	—	131,462

Total Other Financial Instruments	$398,488	$5,504,809	$—	5,903,297

Total Assets	$398,488	$1,988,295,726	$8,580,000	1,997,274,214

Liabilities
Other Financial Instruments
Futures Contracts	(719,810)	—	—	(719,810)
Forward Foreign Currency Exchange Contracts	—	(2,237,153)	—	(2,237,153)
Interest Rate Swap Agreements	—	(1,133,379)	—	(1,133,379)

Total Liabilities	$(719,810)	$(3,370,532)	$—	$(4,090,342)

Amounts listed as “—” are $0 or round to $0.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of October 31, 2014	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Purchases	Net Sales	Net Transfers in to Level 3	Net Transfers out of Level 3	Balance as of July 31, 2015
CORPORATE BONDS
China	—	—	—	—	8,580,000	—	—	—	8,580,000

TOTAL	$—	$—	$—	$—	$8,580,000	$—	$—	$—	$8,580,000

Amounts listed as “—” are $0 or round to $0.

Change in unrealized appreciation/depreciation relating to investments still held at July 31, 2015 is $0.

For movements between the Levels within the fair value hierarchy, the Fund has adopted a policy of recognizing transfers at the end of each period. During the period ended July 31, 2015, there were no transfers between Levels 1, 2 or 3. For the period ended July 31, 2015, there have been no significant changes to the fair valuation methodologies.

b.	Repurchase Agreements:

The Fund may enter into repurchase agreements under the terms of a Master Repurchase Agreement. It is the Fund’s policy that its custodian/counterparty segregate the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. The repurchase price generally equals the

Aberdeen Asia Pacific Income Fund, Inc.

Notes to Portfolio of Investments (unaudited) (concluded)

July 31, 2015

price paid by the Fund plus interest negotiated on the basis of current short-term rates. To the extent that any repurchase transaction exceeds one business day, the collateral is valued on a daily basis to determine its adequacy. Under the Master Repurchase Agreement, if the counterparty defaults and the value of the collateral declines, or if bankruptcy proceedings are commenced with respect to the counterparty of the security, realization of the collateral by the Fund may be delayed or limited. The Fund held a repurchase agreement of $32,927,000 as of July 31, 2015. The value of the related collateral exceeded the value of the repurchase agreement at July 31, 2015. Repurchase agreements are subject to contractual netting arrangements with the counterparty, Fixed Income Clearing Corp. For additional information on the Fund’s repurchase agreement, see the Portfolio of Investments.

c.	Restricted Securities:

Restricted securities are privately-placed securities whose resale is restricted under U.S. securities laws. The Fund may invest in restricted securities, including unregistered securities eligible for resale without registration pursuant to Rule 144A and privately-placed securities of U.S. and non-U.S. issuers offered outside the U.S. without registration pursuant to Regulation S under the Securities Act of 1933, as amended (the “1933 Act”). Rule 144A securities may be freely traded among certain qualified institutional investors, such as the Fund, but resale of such securities in the U.S. is permitted only in limited circumstances.

d.	Federal Income Taxes:

The U.S. federal income tax basis of the Fund’s investments and the net unrealized appreciation as of July 31, 2015 were as follows:

Cost	Appreciation	Depreciation	Net Unrealized Appreciation
$1,953,079,449	$60,689,885	$(22,398,417)	$38,291,468

Aberdeen Asia Pacific Income Fund, Inc.

Item 2.	Controls and Procedures

(a)	The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 (17 CFR 270.30a3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits

(a)	Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99.302CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Aberdeen Asia-Pacific Income Fund, Inc.

BY:	/s/ Christian Pittard
Christian Pittard, Principal Executive Officer of Aberdeen Asia-Pacific Income Fund, Inc.

Date: September 24, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

BY:	/s/ Christian Pittard
Christian Pittard, Principal Executive Officer of Aberdeen Asia-Pacific Income Fund, Inc.

Date: September 24, 2015

BY:	/s/ Andrea Melia
Andrea Melia, Principal Financial Officer of Aberdeen Asia-Pacific Income Fund, Inc.

Date: September 24, 2015